INCOME TAXES (Schedule of Current and Deferred Components) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
Current tax expense	$ (5,144)	(31,918)	(20,839)	(10,856)
Deferred tax benefit (expense)	3,857	23,931	97,133	(7,145)
Income tax benefit (expense)	$ (1,287)	(7,987)	76,294	(18,001)